BRUNDAGE,                                        Equity Fund
               STORY AND ROSE
                   INVESTMENT               BRUNDAGE,
                        TRUST               STORY AND ROSE
                                            INVESTMENT TRUST
                                            ------------------------------------
                                            221 East Fourth Street, Suite 300
                                            Cincinnati, Ohio 45202

    -------------------------               BOARD OF TRUSTEES
    -------------------------               ------------------------------------
           Semi-Annual Report               Francis S. Branin, Jr.
    -------------------------               John M. Kingsley, Jr.
                 May 31, 2001               Jerome B. Lieber
    -------------------------               William M.R. Mapel
                  (Unaudited)               Crosby R. Smith
    -------------------------
    -------------------------               INVESTMENT ADVISER
      Short/Intermediate Term               ------------------------------------
    -------------------------               Brundage, Story and Rose, LLC
            Fixed-Income Fund               Bessemer Trust, N.A.
    -------------------------               630 Fifth Avenue
    -------------------------               New York, New York 10111
    -------------------------
    -------------------------               UNDERWRITER
    -------------------------               ------------------------------------
    -------------------------               IFS Fund Distributors, Inc.
    -------------------------               221 East Fourth Street, Suite 300
    -------------------------               Cincinnati, Ohio 45202
    -------------------------
    -------------------------               TRANSFER AGENT
    -------------------------               ------------------------------------
                                            Integrated Fund Services, Inc.
                                            P.O. Box 5354
    [GRAPHIC OMITTED]                       Cincinnati, Ohio 45201-5354
    BRUNDAGE
    STORY & ROSE                            SHAREHOLDER SERVICES
    INVESTMENT TRUST                        ------------------------------------
                                            Nationwide: (Toll Free) 800-320-2212

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

I am pleased to report to you that our Funds recorded satisfactory investment results for the first half of the current fiscal year. This has been an especially difficult period for investors, as uncertainty and disappointing economic news have prevailed.

For the six months ended May 31, 2001, the Brundage Story & Rose Equity Fund had a negative return of 3.42% versus a decline of 3.88% for the benchmark S&P 500 Index.

Our Short/Intermediate Fixed Income Fund generated a return of 5.55% for the six months through May 31, 2001. This compares favorably to the Treasury Bill return of 2.27% during the comparable period and slightly below the Lehman Brother Intermediate Corporate/ Government Index return of 5.64%.

The economic outlook continues to be quite unsettled, which has led to increased volatility in our financial markets. Investors react to news as positive or negative, depending on the sentiment du jour, and this fickleness will probably continue into the summer months as equities battle the dampening effects of an ill-defined earnings outlook and soft economic data. As counterbalance, the positive thrust of looser monetary policy and recently enacted tax cuts should give investors encouragement as the year progresses. By Fall we expect these policy shifts will begin to be felt and provide a more upbeat backdrop for domestic equity and fixed income markets.

Sincerely,

/s/ Francis S. Branin, Jr.

Francis S. Branin, Jr.
President

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2001 (Unaudited)
=============================================================================================================
                                                                                   Short/
                                                                                Intermediate
                                                                                    Term
                                                                                Fixed-Income        Equity
                                                                                    Fund             Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost (original cost $33,630,728 and $39,769,240,
       respectively) .......................................................    $ 33,545,630     $ 39,769,240
                                                                                ============     ============
     At market value (Note 2) ..............................................    $ 34,551,323     $ 50,975,284
Investments in repurchase agreements (Note 2) ..............................       1,208,024        2,058,749
Interest and principal paydowns receivable .................................         586,230               --
Dividends receivable .......................................................              --           38,930
Receivable for securities sold .............................................             690               --
Receivable for capital shares sold .........................................             610              400
Other assets ...............................................................          15,462           22,459
                                                                                ------------     ------------
     TOTAL ASSETS ..........................................................      36,362,339       53,095,822
                                                                                ------------     ------------

LIABILITIES
Dividends payable ..........................................................          16,808               --
Payable for capital shares redeemed ........................................          75,797           25,221
Payable to affiliates (Note 4) .............................................          11,154           42,434
Other accrued expenses and liabilities .....................................           9,900           52,223
                                                                                ------------     ------------
     TOTAL LIABILITIES .....................................................         113,659          119,878
                                                                                ------------     ------------

NET ASSETS .................................................................    $ 36,248,680     $ 52,975,944
                                                                                ============     ============

Net assets consist of:
Paid-in capital ............................................................    $ 36,359,281     $ 40,841,587
Undistributed net investment income ........................................              --              468
Accumulated net realized gains (losses) from security transactions .........      (1,116,294)         927,845
Net unrealized appreciation on investments .................................       1,005,693       11,206,044
                                                                                ------------     ------------
Net assets .................................................................    $ 36,248,680     $ 52,975,944
                                                                                ============     ============

Shares of beneficial interest outstanding (unlimited number of shares
         authorized, no par value) (Note 5) ................................       3,399,012        2,799,744
                                                                                ============     ============

Net asset value, offering price and redemption price per share (Note 2) ....    $      10.66     $      18.92
                                                                                ============     ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2001 (Unaudited)
=============================================================================================================
                                                                                   Short/
                                                                                Intermediate
                                                                                    Term
                                                                                Fixed-Income        Equity
                                                                                    Fund             Fund
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest ..............................................................    $  1,171,058     $     74,572
     Dividends .............................................................              --          264,031
                                                                                ------------     ------------
          TOTAL INVESTMENT INCOME ..........................................       1,171,058          338,603
                                                                                ------------     ------------

EXPENSES
     Investment advisory fees (Note 4) .....................................          92,320          179,317
     Administrative services fees (Note 4) .................................          36,769           54,155
     Accounting services fees (Note 4) .....................................          18,000           19,200
     Trustees' fees and expenses ...........................................           8,577            8,577
     Registration fees .....................................................           7,590            5,859
     Professional fees .....................................................           7,392           11,855
     Transfer agent and shareholder service fees (Note 4) ..................           7,200            7,200
     Custodian fees ........................................................           4,746            5,633
     Insurance expense .....................................................           3,748            5,181
     Pricing expense .......................................................           3,099              620
     Postage and supplies ..................................................           1,353            1,523
     Reports to shareholders ...............................................             610              640
     Distribution expenses (Note 4) ........................................              --            3,801
     Other expenses ........................................................           4,747           13,692
                                                                                ------------     ------------
          TOTAL EXPENSES ...................................................         196,151          317,253
     Fees waived by the Adviser (Note 4) ...................................         (76,135)              --
                                                                                ------------     ------------
          NET EXPENSES .....................................................         120,016          317,253
                                                                                ------------     ------------

NET INVESTMENT INCOME ......................................................       1,051,042           21,350
                                                                                ------------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized gains (losses) from security transactions ................        (169,204)         927,845
     Net change in unrealized appreciation/depreciation on investments .....         969,109       (3,232,018)
                                                                                ------------     ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ..................         799,905       (2,304,173)
                                                                                ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ......................    $  1,850,947     $ (2,282,823)
                                                                                ============     ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================================
                                                                     Short/Intermediate Term
                                                                        Fixed-Income Fund                  Equity Fund
                                                                   -------------------------------------------------------------
                                                                    Six Months                      Six Months
                                                                      Ended            Year           Ended            Year
                                                                      May 31,         Ended           May 31,         Ended
                                                                       2001        November 30,        2001        November 30,
                                                                   (Unaudited)         2000        (Unaudited)         2000
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
     Net investment income .....................................   $  1,051,042    $  2,233,797    $     21,350    $     61,656
     Net realized gains (losses) from security transactions ....       (169,204)       (793,095)        927,845       6,382,018
     Net change in unrealized appreciation/depreciation
          on investments .......................................        969,109         914,158      (3,232,018)     (3,935,243)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from operations ..........      1,850,947       2,354,860      (2,282,823)      2,508,431
                                                                   ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income ................................     (1,051,042)     (2,237,332)        (31,904)        (50,634)
     From net realized gains from security transactions ........             --              --      (6,249,264)     (4,278,312)
                                                                   ------------    ------------    ------------    ------------
Decrease in net assets from distributions to
     shareholders ..............................................     (1,051,042)     (2,237,332)     (6,281,168)     (4,328,946)
                                                                   ------------    ------------    ------------    ------------

FROM CAPITAL SHARE
     TRANSACTIONS (Note 5):
     Proceeds from shares sold .................................        611,481       2,587,003         994,125       9,498,906
     Net asset value of shares issued in reinvestment of
          distributions to shareholders ........................        935,017       1,978,492       6,212,906       4,235,988
     Payments for shares redeemed ..............................     (2,970,967)     (6,376,920)     (3,806,771)     (5,013,736)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
     from capital share transactions ...........................     (1,424,469)     (1,811,425)      3,400,260       8,721,158
                                                                   ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS ..........................       (624,564)     (1,693,897)     (5,163,731)      6,900,643

NET ASSETS:
     Beginning of period .......................................     36,873,244      38,567,141      58,139,675      51,239,032
                                                                   ------------    ------------    ------------    ------------
     End of period .............................................   $ 36,248,680    $ 36,873,244    $ 52,975,944    $ 58,139,675
                                                                   ============    ============    ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ............................   $         --    $         --    $        468    $     11,022
                                                                   ============    ============    ============    ============

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  Per Share Data for a Share Outstanding Throughout Each Period
===============================================================================================================================
                                                      Six Months
                                                         Ended
                                                        May 31,                        Years Ended November 30,
                                                         2001          --------------------------------------------------------
                                                      (Unaudited)       2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............    $ 10.44        $ 10.40     $ 10.96     $ 10.69     $ 10.69     $ 10.73
                                                        -------        -------     -------     -------     -------     -------

Income from investment operations:
     Net investment income .........................       0.30           0.62        0.58        0.60        0.62        0.62
     Net realized and unrealized
          gains (losses) on investments ............       0.22           0.04       (0.49)       0.27          --       (0.04)
                                                        -------        -------     -------     -------     -------     -------
     Total from investment operations ..............       0.52           0.66        0.09        0.87        0.62        0.58
                                                        -------        -------     -------     -------     -------     -------

Less distributions:
     Dividends from net investment income ..........      (0.30)         (0.62)      (0.58)      (0.60)      (0.62)      (0.62)
Distributions from net realized gains ..............         --             --       (0.07)         --          --          --
                                                        -------        -------     -------     -------     -------     -------
Total distributions ................................      (0.30)         (0.62)      (0.65)      (0.60)      (0.62)      (0.62)
                                                        -------        -------     -------     -------     -------     -------

Net asset value at end of period ...................    $ 10.66        $ 10.44     $ 10.40     $ 10.96     $ 10.69     $ 10.69
                                                        =======        =======     =======     =======     =======     =======

Total return .......................................      5.03%(A)       6.56%       0.80%       8.39%       6.03%       5.65%
                                                        =======        =======     =======     =======     =======     =======

Net assets at end of period (000's) ................    $36,649        $36,873     $38,567     $39,236     $36,653     $33,377
                                                        =======        =======     =======     =======     =======     =======

Ratio of net expenses to average net assets(B) .....      0.65%(C)       0.65%       0.65%       0.65%       0.65%       0.65%

Ratio of net investment income to average net assets      5.69%(C)       5.98%       5.43%       5.58%       5.88%       5.90%

Portfolio turnover rate ............................        16%(C)        158%         53%         90%         46%         40%

(A)  Not Annualized.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.06%, 1.09%, 1.05%, 1.04%, 1.07% and 1.09% for the periods ended May 31, 2001, November 30, 2000, 1999, 1998, 1997 and 1996, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  Per Share Data for a Share Outstanding Throughout Each Period
===============================================================================================================================
                                                      Six Months
                                                         Ended
                                                        May 31,                        Years Ended November 30,
                                                         2001          --------------------------------------------------------
                                                      (Unaudited)       2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............    $ 22.06        $ 22.81     $ 19.47     $ 19.40     $ 17.18     $ 14.91
                                                        -------        -------     -------     -------     -------     -------

Income from investment operations:
     Net investment income .........................       0.01           0.02        0.00        0.04        0.06        0.06
     Net realized and unrealized gains (losses)
          on investments ...........................      (0.76)          1.16        4.61        2.01        3.65        2.97
                                                        -------        -------     -------     -------     -------     -------
Total from investment operations ...................      (0.75)          1.18        4.61        2.05        3.71        3.03
                                                        -------        -------     -------     -------     -------     -------

Less distributions:
     Dividends from net investment income ..........      (0.01)         (0.02)      (0.01)      (0.04)      (0.06)      (0.07)
     Distributions from net realized gains .........      (2.38)         (1.91)      (1.26)      (1.94)      (1.43)      (0.69)
                                                        -------        -------     -------     -------     -------     -------
Total distributions ................................      (2.39)         (1.93)      (1.27)      (1.98)      (1.49)      (0.76)
                                                        -------        -------     -------     -------     -------     -------

Net asset value at end of period ...................    $ 18.92        $ 22.06     $ 22.81     $ 19.47     $ 19.40     $ 17.18
                                                        =======        =======     =======     =======     =======     =======

Total return .......................................     (3.99%)(A)      5.31%      25.43%      11.96%      23.98%      21.27%
                                                        =======        =======     =======     =======     =======     =======

Net assets at end of period (000's) ................    $52,976        $58,140     $51,239     $40,687     $35,343     $27,540
                                                        =======        =======     =======     =======     =======     =======

Ratio of net expenses to average net assets ........      1.15%(B)       1.15%       1.15%       1.15%       1.19%       1.30%

Ratio of net investment income to average net assets      0.08%(B)       0.11%       0.01%       0.24%       0.34%       0.42%

Portfolio turnover rate ............................        66%(B)         55%         37%         50%         49%         44%

(A)  Not Annualized.
(B)  Annualized.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2001 (Unaudited)
================================================================================
    Par                                                                Market
   Value      INVESTMENT SECURITIES -- 95.4%       Rate   Maturity     Value
--------------------------------------------------------------------------------
              DEMAND NOTES-- 2.2%
$    800,000  Ingersoll-Rand Co. ...............   6.015   2/15/01  $    804,016
------------                                                        ------------
              (Amortized Cost $799,695)

              U.S. TREASURY OBLIGATIONS-- 33.9%
$    400,000  U.S. Treasury Notes ..............   6.625   3/31/02  $    409,175
   1,500,000  U.S. Treasury Notes ..............   6.625   4/30/02     1,537,676
   1,200,000  U.S. Treasury Notes ..............   6.000   7/31/02     1,227,883
   1,000,000  U.S. Treasury Notes ..............   5.500   5/31/03     1,023,040
   1,400,000  U.S. Treasury Notes ..............   5.750   8/15/03     1,440,495
     500,000  U.S. Treasury Notes ..............   6.875   5/15/06       539,788
   2,300,000  U.S. Treasury Notes ..............   7.000   7/15/06     2,496,590
   1,900,000  U.S. Treasury Notes ..............   6.125   8/15/07     1,992,644
   1,000,000  U.S. Treasury INFL IX ............   4.250   1/15/10     1,073,125
     500,000  U.S. Treasury Notes ..............   5.750   8/15/10       510,834
------------                                                        ------------
$ 11,700,000  TOTAL U.S. TREASURY OBLIGATIONS
------------
              (Amortized Cost $11,939,442)                          $ 12,251,250
                                                                    ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS-- 14.4%
$  1,000,000  FHLMC ............................   5.750   7/15/03  $  1,021,685
   1,500,000  FNMA .............................   5.625   5/15/04     1,527,284
     500,000  FARMER MAC .......................   5.900    3/3/09       498,036
   2,000,000  FNMA .............................   7.250   1/15/10     2,159,320
------------                                                        ------------
$  5,000,000  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
------------
              (Amortized Cost $5,022,835)                           $  5,206,325
                                                                    ------------

              U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED SECURITIES-- 6.3%
$        838  FHLMC GNOME #200068 ..............   8.000    3/1/02  $        852
       4,729  FNMA DWARF #51935 ................   8.000    4/1/02         4,809
      28,648  FHLMC GOLD #140094 ...............   7.500    5/1/05        29,612
     400,000  FNMA .............................   5.750   6/15/05       404,772
      42,327  FHLMC REMIC #1404-D ..............   6.800   1/15/06        42,279
      19,284  FNMA DWARF #50480 ................   8.000    9/1/06        20,046
     187,918  FNMA REMIC #92-24H ...............   7.500  11/25/06       189,462
   1,239,907  GNMA #780291 .....................   8.500  10/15/17     1,297,201
       6,122  GNMA #285639 .....................   9.000   2/15/20         6,592
      17,327  FHLMC REMIC #1699-C ..............   6.200   2/15/24        17,298
     279,557  FNMA REMIC #250322 ...............   7.500    8/1/25       287,650
------------                                                        ------------

$  2,226,657  TOTAL U.S. GOVERNMENT AGENCY
------------
              MORTGAGE-BACKED SECURITIES
              (Amortized Cost $2,244,750)                           $  2,300,573
                                                                    ------------

SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    Par                                                                Market
   Value      INVESTMENT SECURITIES -- 95.4%       Rate   Maturity     Value
              (Continued)
--------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES-- 2.9%
$  1,000,000  Daimler Chrysler Auto Trust
------------  (Amortized Cost $1,010,884)          7.530   5/10/04  $  1,035,151
                                                                    ------------

              CORPORATE BONDS-- 35.7%
$  1,175,000  EOP Operating LP .................   6.376   2/15/02  $  1,184,871
     888,000  Rep Ny Corp. .....................   7.250   7/15/02       913,366
     600,000  Public Service Electric & Gas ....   7.190    9/6/02       615,788
     425,000  ICI Wilmington ...................   6.750   9/15/02       430,934
     350,000  Simon Debart LP ..................   6.625   6/15/03       351,390
   1,000,000  Salomon Smith Barney Holdings, Inc.  6.625  11/15/03     1,031,150
   1,350,000  General Motors Acceptance Corp. ..   7.625   6/15/04     1,422,743
   1,300,000  Household Finance Corp. ..........   8.000    5/9/05     1,390,632
   1,000,000  Repsol International Finance .....   7.450   7/15/05     1,050,675
     252,000  National Rural Utilities .........   5.750   11/1/08       240,333
   1,000,000  Bank of America Corp. ............   7.800   5/15/10     1,061,661
   1,300,000  Quest Capital Funding ............   7.900   8/15/10     1,356,970
   1,000,000  Union Carbide Corp. ..............   6.790    6/1/25     1,019,607
     370,000  Oklahoma Gas & Electric ..........   6.650   7/15/27       369,745
     500,000  IBM Corp. ........................   6.220    8/1/27       514,143
------------                                                        ------------
$ 12,510,000  TOTAL CORPORATE BONDS (Amortized
------------  Cost $12,528,024) ................                    $ 12,954,008
                                                                    ------------

$ 33,236,657  TOTAL INVESTMENT SECURITIES
------------  (Amortized Cost $33,545,630) .....                    $ 34,551,323
                                                                    ------------

================================================================================
    Face                                                               Market
   Amount     REPURCHASE AGREEMENTS(A) -- 3.3%                         Value
--------------------------------------------------------------------------------
$  1,208,024  Fifth Third Bank, 3.67%, dated 5/31/01,
------------  due 6/01/01, repurchase proceeds $1,208,147 ........  $  1,208,024
                                                                    ------------

              TOTAL INVESTMENT SECURITIES AND REPURCHASE
              AGREEMENTS-- 98.7% .................................  $ 35,759,347

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.3% .......       489,333
                                                                    ------------

              NET ASSETS-- 100.0% ................................  $ 36,248,680
                                                                    ============

(A)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations

FHLMC - Federal Home Loan Mortgage Corporation.
FNMA - Federal National Mortgage Association.
GNMA - Government National Mortgage Association.
DWARF - A 15-year mortgage pool issued by FNMA.
GNOME - A 15-year mortgage pool issued by FHLMC.
REMIC - Real Estate Mortgage Investment Conduit.
GOLD - A 30-year mortgage pool issued by FHLMC with a shorter coupon payment delay period.

See accompanying notes to financial statements.

EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2001 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 96.2%                                   Shares       Value
--------------------------------------------------------------------------------
CONSUMER STAPLES--16.9%
Brinker International, Inc. * ......................     25,000    $    613,750
Colgate-Palmolive Company ..........................     16,000         906,240
Costco Wholesale Corp. * ...........................     30,000       1,167,300
General Mills, Inc. ................................     24,000       1,016,640
Home Depot, Inc. ...................................     26,000       1,281,540
Kroger Co. * .......................................     38,000         947,720
PepsiCo, Inc. ......................................     27,800       1,244,328
Sysco Corp. ........................................     60,000       1,783,800
                                                                   ------------
                                                                      8,961,318
                                                                   ------------

TECHNOLOGY-- 14.1%
Applied Materials, Inc. * ..........................     18,000         898,740
Cisco Systems, Inc. * ..............................     20,500         394,830
Compaq Computer Corp. ..............................     31,000         495,690
Computer Sciences Corporation * ....................     20,700         869,193
EMC Corp. * ........................................     29,000         916,400
Hewlett-Packard Co. ................................     37,000       1,084,840
Intel Corp. ........................................     30,000         810,300
Microsoft Corp. * ..................................     15,000       1,037,700
Nortel Networks Corp. ..............................     30,000         399,900
Sun Microsystems * .................................     35,000         576,450
                                                                   ------------
                                                                      7,484,043
                                                                   ------------

FINANCIAL SERVICES-- 13.0%
American Express Co. ...............................     24,000       1,010,880
American International Group, Inc. .................     14,412       1,167,372
Chubb Corp. ........................................     15,500       1,167,925
Citigroup, Inc. ....................................     21,000       1,076,250
Fannie Mae .........................................     15,000       1,236,600
FleetBoston Financial Corp. ........................     30,688       1,276,314
                                                                   ------------
                                                                      6,935,341
                                                                   ------------

ENERGY -- 12.7%
Apache Corp. .......................................     14,000         833,700
BP Amoco Plc ADR ...................................     20,000       1,067,800
Burlington Resources, Inc. .........................     23,000       1,124,700
Conoco, Inc. - Class B .............................     40,000       1,248,000
El Paso Corporation ................................     12,000         730,800
Exxon Mobil Corp. ..................................      9,000         798,750
Schlumberger Ltd. ..................................     15,000         945,450
                                                                   ------------
                                                                      6,749,200
                                                                   ------------

HEALTH CARE-- 11.5%
Abbott Laboratories ................................     35,700       1,855,686
Becton, Dickinson & Co. ............................     30,000       1,029,900
Bristol-Myers Squibb Co. ...........................     20,000       1,084,800
Johnson & Johnson ..................................     10,000         969,500
Schering-Plough Corp. ..............................     27,000       1,132,650
                                                                   ------------
                                                                      6,072,536
                                                                   ------------

EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                      Market
COMMON STOCKS -- 96.2% (Continued)                       Shares       Value
--------------------------------------------------------------------------------
CAPITAL GOODS-- 7.8%
Avery Dennison Corp. ...............................     26,700    $  1,561,416
Illinois Tool Works, Inc. ..........................     17,000       1,163,820
Molex, Inc. - Class A ..............................     20,000         543,000
Thermo Electron Corp. * ............................     30,000         837,300
                                                                   ------------
                                                                      4,105,536
                                                                   ------------

COMMUNICATION SERVICES-- 6.0%
AOL Time Warner, Inc. * ............................     22,000       1,149,060
Clear Channel Communications, Inc. * ...............     10,000         609,700
Comcast Corp. - Class A ............................     20,600         843,776
Qwest Communications International, Inc. * .........     15,000         551,100
                                                                   ------------
                                                                      3,153,636
                                                                   ------------

BASIC MATERIALS-- 4.6%
Ecolab, Inc. .......................................     39,300       1,606,584
Enron Corporation ..................................     16,000         846,560
                                                                   ------------
                                                                      2,453,144
                                                                   ------------

CONSUMER CYCLICALS-- 4.3%
H&R Block, Inc. ....................................     29,000       1,729,560
Nike, Inc. - Class B ...............................     12,700         521,970
                                                                   ------------
                                                                      2,251,530
                                                                   ------------

TRANSPORTATION-- 3.1%
Landstar System, Inc. * ............................     25,000       1,660,000
                                                                   ------------

MANUFACTURING-- 2.2%
Tyco International, Ltd. ...........................     20,000       1,149,000
                                                                   ------------

TOTAL COMMON STOCKS  (Cost $39,769,240)                            $ 50,975,284
                                                                   ------------

================================================================================
                                                          Face        Market
REPURCHASE AGREEMENTS(A) -- 3.9%                         Amount        Value
--------------------------------------------------------------------------------
Fifth Third Bank, 3.67%, dated 5/31/01, due 6/01/01,
repurchase proceeds $2,058,959 .....................   $2,058,749  $  2,058,749
                                                       ----------  ------------

TOTAL COMMON STOCKS AND REPURCHASE AGREEMENTS-- 100.1%             $ 53,034,033

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1%)                          (58,089)
                                                                   ------------

NET ASSETS-- 100.0%                                                $ 52,975,944
                                                                   ============

*    Non-income producing security.
(A)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (Unaudited)
================================================================================

1.   ORGANIZATION
Brundage, Story and Rose Investment Trust (the Trust) was organized as an Ohio business trust on October 1, 1990. The Trust offers two series of shares to investors: the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund and the Brundage, Story and Rose Equity Fund (collectively, the Funds). The Trust commenced operations on December 3, 1990, when Brundage, Story and Rose LLC (the Adviser) purchased the initial 5,000 shares of each Fund at $10 per share. The public offering of shares commenced on January 2, 1991.

The Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund (the Bond
Fund) seeks to provide a higher and more stable level of income than a money market fund but with more volatility and with more principal stability than a mutual fund investing in intermediate and long-term fixed-income securities but at a lower level of income. The Bond Fund invests primarily in short and intermediate-term fixed-income securities.

The Brundage, Story and Rose Equity Fund (the Equity Fund) seeks to provide protection and enhancement of capital, current income and growth of income. The Equity Fund invests primarily in common stock and securities convertible into common stock.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. U.S. Government and agency obligations, asset-backed securities and corporate bonds are valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued on the basis of prices provided by an independent pricing service giving consideration to such factors as maturity, coupon, issuer and type of security. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian at the Federal Reserve Bank. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. Each Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including the Funds' custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income for the Bond Fund are declared daily and paid monthly. Dividends arising from net investment income for the Equity Fund are declared and paid quarterly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are accounted for on a specific identification basis.

Securities traded on a to-be-announced basis -- The Bond Fund periodically trades portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in mortgage-backed and asset-backed securities transactions. Securities purchased on a TBA basis are recorded on the trade date, however, they are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. When effecting such transactions, assets of a dollar amount sufficient to make payment for the portfolio securities to be purchased are placed in a segregated account on the trade date.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the fiscal year ended November 30) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of May 31, 2001:

--------------------------------------------------------------------------------
                                                   Bond               Equity
                                                   Fund                Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ..........       $  1,026,726        $ 13,761,353
Gross unrealized depreciation ..........            (21,033)         (2,674,233)
                                               ------------        ------------
Net unrealized appreciation ............       $  1,005,693        $ 11,087,120
                                               ============        ============
Federal income tax cost ................       $ 33,545,630        $ 39,888,164
                                               ============        ============
--------------------------------------------------------------------------------

As of May 31, 2001, the Bond Fund had capital loss carryforwards for federal income tax purposes of $947,090 none of which expire prior to November 30, 2007. These capital loss carryforwards may be utilized in the current and future years to offset net realized gains prior to distributing any such gains to shareholders.

3.   INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $2,816,375 and $5,624,456 respectively, for the Bond Fund, and $17,455,447 and $17,347,853,
respectively, for the Equity Fund during the six months ended May 31, 2001.

4.   TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are principals of the Adviser. Certain officers of the Trust are officers of Integrated Fund Services, Inc.
(IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive underwriter of the Funds' shares.

As of May 31, 2001, the Adviser, principals of the Adviser and certain employee benefit plans of the Adviser were, collectively, a significant shareholder of record of each Fund.

ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser, a wholly-owned subsidiary of Bessemer Trust Company, N.A., pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Bond Fund and the Equity Fund each pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 0.65%, respectively, of average daily net assets.

In order to reduce the operating expenses of the Bond Fund, the Adviser voluntarily waived $76,135 of its investment advisory fees during the six months ended May 31, 2001.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from each Fund at an annual rate of 0.20% on each Fund's respective average daily net assets up to $50 million; 0.175% on such net assets between $50 and $100 million; and 0.15% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $19.50 per shareholder account from the Bond Fund and $15.00 per shareholder account from the Equity Fund, subject to a $1,200 minimum monthly fee from each Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current asset levels, of $3,000 from the Bond Fund and $3,200 from the Equity Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

PLAN OF DISTRIBUTION
The Trust has adopted a plan of distribution (the Plan) under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the average daily net assets of each Fund.

5.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares sold and redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

---------------------------------------------------------------------------------------------------------
                                                 Bond Fund                     Equity Fund
                                                 Six Months                    Six Months
                                                   Ended           Year          Ended           Year
                                                   May 31,        Ended          May 31,        Ended
                                                    2001       November 30,       2001       November 30,
                                                 (Unaudited)       2000        (Unaudited)       2000
---------------------------------------------------------------------------------------------------------
Shares sold .................................        57,643        252,071         51,330        415,485
Shares issued in reinvestment
     of distributions to shareholders .......        87,737        192,216        310,072        195,320
Shares redeemed .............................      (278,361)      (621,686)      (196,956)      (221,638)
                                                 ----------     ----------     ----------     ----------
Net increase (decrease) in shares outstanding      (132,981)      (177,399)       164,446        130,881
Shares outstanding, beginning of period .....     3,531,993      3,709,392      2,635,298      2,246,131
                                                 ----------     ----------     ----------     ----------
Shares outstanding, end of period ...........     3,399,012      3,531,993      2,799,744      2,635,298
                                                 ==========     ==========     ==========     ==========
---------------------------------------------------------------------------------------------------------

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